Condensed Consolidated Statements of Equity (USD $) In Millions	Total	Net Parent Investment [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total SunEdison Semiconductor Limited [Member]	Noncontrolling Interest [Member]	Ordinary Shares [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2010	$ 1,149.6	$ 1,167.6	$ (52.1)	$ 1,115.5	$ 34.1
Net (loss) income	(555.6)	(557.9)		(557.9)	2.3
Other comprehensive (loss) income	(24.7)		(24.2)	(24.2)	(0.5)
Net transfers from SunEdison	(29.7)	(29.7)		(29.7)
Net distributions to noncontrolling interests	(0.6)				(0.6)
Ending Balance at Dec. 31, 2011	539.0	580.0	(76.3)	503.7	35.3
Net (loss) income	122.7	121.3		121.3	1.4
Other comprehensive (loss) income	(16.7)		(18.9)	(18.9)	2.2
Net transfers from SunEdison	169.0	169.0		169.0
Ending Balance at Dec. 31, 2012	814.0	870.3	(95.2)	775.1	38.9
Net (loss) income	(55.3)	(57.7)		(57.7)	2.4
Other comprehensive (loss) income	(12.1)		(15.0)	(15.0)	2.9
Net transfers from SunEdison	(35.4)	(35.4)		(35.4)
Ending Balance at Dec. 31, 2013	711.2	777.2	(110.2)	667.0	44.2
Net (loss) income	(80.5)	(11.5)		(79.7)	(0.8)		(68.2)
Formation transactions-recapitalization	(41.7)	(937.0)			(41.7)	937.0
Stock compensation expense	3.9			3.9		3.9
Other comprehensive (loss) income	(12.7)		(12.2)	(12.2)	(0.5)
Net transfers from SunEdison	178.4	171.3	7.1	178.4
Ending Balance at Sep. 30, 2014	$ 758.6		$ (115.3)	$ 757.4	$ 1.2	$ 940.9	$ (68.2)